Financial Instruments - Schedule of Company's Financial Assets and Liabilities (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Foreign Exchange Contract [Member] USD ($)	Dec. 31, 2011 Foreign Exchange Contract [Member] USD ($)	Dec. 31, 2012 Commodity Contract [Member] USD ($)	Dec. 31, 2011 Commodity Contract [Member] USD ($)	Dec. 31, 2012 Prepaid Expenses [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 31, 2011 Prepaid Expenses [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 31, 2012 Prepaid Expenses [Member] Commodity Contract [Member] USD ($)	Dec. 31, 2012 Other Assets [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 31, 2011 Other Assets [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 31, 2012 Other Accrued Liabilities [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 31, 2011 Other Accrued Liabilities [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 31, 2012 Other Accrued Liabilities [Member] Commodity Contract [Member] USD ($)	Dec. 31, 2011 Other Accrued Liabilities [Member] Commodity Contract [Member] USD ($)	Dec. 31, 2012 Other Long Term Liabilities [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 31, 2011 Other Long Term Liabilities [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 31, 2012 Other Long Term Liabilities [Member] Commodity Contract [Member] USD ($)	Dec. 31, 2011 Other Long Term Liabilities [Member] Commodity Contract [Member] USD ($)	Dec. 31, 2012 Cash and Cash Equivalents [Member] USD ($)	Dec. 31, 2011 Cash and Cash Equivalents [Member] USD ($)	Dec. 31, 2012 Asset-backed Securities [Member] USD ($)	Dec. 31, 2012 Asset-backed Securities [Member] CAD	Dec. 31, 2011 Asset-backed Securities [Member] USD ($)	Dec. 31, 2011 Asset-backed Securities [Member] CAD
Held-for-trading
Trading securities	$ 1,612	$ 1,407																		$ 1,522	$ 1,325	$ 90	90	$ 82	84
Held-to-maturity investments
Severance investments	8	5
Available-for-sale investments
Equity investments	9	12
Loans and receivables
Accounts receivable	4,774	4,398
Long-term receivables included in other assets [note 12]	95	176
Total	4,869	4,574
Other financial liabilities
Bank indebtedness	71	36
Long-term debt (including portion due within one year)	361	197
Accounts payable	4,450	3,961
Total	4,882	4,194
Derivatives designated as effective hedges, measured at fair value, Assets							37	21		32	15
Derivatives designated as effective hedges, measured at fair value, Total	47	(42)	49	(33)
Derivatives designated as effective hedges, measured at fair value, Liabilities					$ (2)	$ (9)			$ 2			$ (11)	$ (31)	$ (3)	$ (6)	$ (9)	$ (38)	$ (1)	$ (3)